Accounts and Other Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts and Other Receivables
Trade accounts receivable	$ 57,298	$ 39,398
Allowance for doubtful accounts	(22,468)	(21,262)
Accounts and other receivables	$ 34,830	$ 18,136